LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss used in calculating loss per share-basic and diluted	$ (14,515)	¥ (101,060)	¥ (42,063)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted loss per share	8,937,600	8,937,600	8,524,100
Basic and diluted loss per share | (per share)	$ (1.62)	¥ (11.31)	¥ (4.93)